REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues	$ 176	$ (0)	$ (0)
Accounts receivable	17	0
Deferred revenue current	24	$ 0
Deferred revenue non current	$ 0